Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 7 — INTANGIBLE ASSETS

The intangible assets comprise:

(ii)	A trademark and technology upon the acquisition of MicroSort Lab Services, LLC (“MicroSort”) on February 28, 2025 valued at $3,495,335, refer Note 21, and

(ii)	An intellectual property upon the acquisition of the business of Nodexus Inc (“Nodexus”) on July 29, 2025 valued at $19,166,000, refer Note 21.

NewGenIvf exclusively owns the MicroSort Technology. MicroSort technology is a form of pre-conception gender selection technology for humans. MicroSort technology aims to separate male sperm cells based on which gender chromosome they contain, which results in separated semen samples that contain a higher percentage of sperm cells that carry the same gender chromosome. The technology ultimately helps couples choose the gender of their future child by choosing semen samples that predominately contain sperm with the X chromosome for a female or Y chromosome for a male. Traditionally and naturally, gender selection occurs after conception, meaning after the eggs are fertilized. As a result, some fertilized eggs will go unused. However, with MicroSort technology, NewGenIvf is able to increase the ratio of male or female embryos, based on the patient’s preference. Eggs are more likely to be fertilized according to the preferences of the parents. Other improvements that MicroSort treatment could help achieve include prevention of certain gender-related hereditary diseases.

NewGenIvf acquired patents from Nodexus Inc, in 2025, which is a biotechnology company revolutionizing live cell analysis and isolation through its advanced microfluidic technology. The company’s flagship NX One platform is an automated, benchtop system designed to make high-precision cell sorting more accessible and affordable for a wide range of laboratories, from academic institutions to biopharma firms. Unlike traditional, high-pressure sorters that can damage fragile cells, Nodexus utilizes a proprietary technology that operates at incredibly low pressures (under 1 psi), ensuring high cell viability during the sorting process. The system employs single-use, closed cartridges that maintain sterility, prevent cross-contamination, and support the sorting of diverse particle types, from small yeast cells and nuclei to large, delicate organoids up to 200 micrometers in size. This versatile and gentle approach has critical applications in cutting-edge research areas, including CRISPR gene editing, stem cell therapy development, cancer biology, and single-cell genomics. This technology can facilitate the gender selection as well as avoiding genetic diseases in the IVF treatment.

The Company has identified these intangible assets as indefinite life intangible assets as there are currently no legal, competitive, economic or other factors that materially limit the useful life of the Company’s intangible assets.

ASC 350-30-35, Intangibles - Goodwill and Other, provides for an option to first perform a qualitative assessment to determine whether it is more likely than not that an asset is impaired. If the qualitative assessment supports that it is more likely than not that the fair value of the asset exceeds its carrying value, a quantitative impairment test is not required. If the qualitative assessment does not support the fair value of the asset, then a quantitative assessment is performed. Our annual impairment assessment of our identifiable indefinite lived intangible assets is performed as of the fourth quarter of each year. An assessment is performed at other times if an event occurs or circumstances change that would more likely than not reduce the fair value of the asset below its carrying value. If the carrying value of the intangible assets exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

As of December 31, 2025, the Company performed a qualitative assessment, during the fourth quarter of 2025, to determine whether it was more likely than not that the carrying amounts of its intangible assets were impaired. This assessment considered a number of qualitative factors, including but not limited to:

-	Macroeconomic conditions,

-	Industry and market trends,

-	Cost factors,

-	Overall financial performance of the asset,

-	Legal and regulatory environment, and

-	Relevant internal reporting and management’s plans

Based on this qualitative assessment, management did not identify any events or changes in circumstances that would indicate that the carrying amounts of the Company’s intangible assets are not recoverable. The qualitative impairment assessment of the indefinite intangible assets indicated that the fair value of such assets exceeded their carrying value and therefore were not at risk of impairment. Accordingly, no quantitative impairment test was deemed necessary, and no impairment losses were recognized for the year ended December 31, 2025.